UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Havice
Title:    Chief Operating Officer
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Jonathan D. Havice    Minneapolis, MN     February 14, 2008
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              3
Form 13F Information Table Value Total:         $3,580
                                           (thousands)

List of Other Included Managers:

NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
                                         TITLE OF               VALUE          SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
             NAME OF ISSUER               CLASS      CUSIP    (x$1000)  AMOUNT PRN  CALL DISCRETION MANAGERS   SOLE  SHARED NONE

METALINK LTD                            ORD        M69897102       508  112331 SH          SOLE               112331
SUN MICROSYSTEMS INC                    COM NEW    866810203      1749   96475 SH  CALL    SOLE                    0
TOWER SEMICONDUCTOR LTD                 ORD        M87915100      1323  951962 SH          SOLE               951962
